11 Greenway Plaza
Houston, TX 77046

invesco.com
June 30, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK 0000842790
1933 Act Registration No. 033-39519
1940 Act Registration No. 811-05686
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class AX, Class C, Class CX, Class R, Class Y,  Invesco Cash Reserve, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco Corporate Bond Fund, Invesco Government Money Market Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund, Invesco Short Term Bond Fund, Invesco SMA High Yield Bond Fund and Invesco U.S. Government Money Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 25, 2026.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4402 or Monique.McClure@invesco.com.
Very truly yours,
/s/ Monique McClure
Monique McClure Senior Counsel